Financial Instruments (Details) - Schedule of Financial Instruments Measured at Fair Value - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial asset and liabilities
Convertible debt instrument and warrant (see Note 19B (1))	$ 73	$ 431
Financial liability of warrants	2,518
Level 1 [Member]
Financial asset and liabilities
Convertible debt instrument and warrant (see Note 19B (1))
Financial liability of warrants
Level 2 [Member]
Financial asset and liabilities
Convertible debt instrument and warrant (see Note 19B (1))
Financial liability of warrants
Level 3 [Member]
Financial asset and liabilities
Convertible debt instrument and warrant (see Note 19B (1))	73	$ 431
Financial liability of warrants	$ 2,518